Leases (Details Narrative)	3 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 10, 2021 USD ($)	May 28, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 24, 2019 USD ($)	Aug. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Operating Lease, Liability	$ 234,867,000				$ 234,867,000				$ 243,804,000
Operating Lease, Right-of-Use Asset	235,822,000				235,822,000				$ 244,337,000
Operating Lease, Expense	7,702,000	$ 841,000			15,319,000	$ 1,354,000
Sublease Income	18,117,000	3,917,000			34,299,000	4,889,000
Revenues	$ 280,661,000	$ 152,009,000			$ 517,278,000	$ 217,072,000
Bareboat charter-in contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel name			Navios Star	Navios Amitie			Navios Libra	Nave Electron
Vessel year built			2021	2021			2019	2021
Vessel type			Panamax	Panamax			Panamax	VLCC
Vessel capacity in DWT			81,994	82,002			82,011	313,329
Lessee, Operating Lease, Description							ten-year
Charter hire daily rate			$ 5,900	$ 5,900			$ 6,000	$ 21,000
Bareboat charter-in contract [Member] | Navios Libra [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Discount Rate	7.00%				7.00%
Bareboat charter-in contract [Member] | Navios Amitie and Navios Star [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Discount Rate	5.00%				5.00%
Bareboat charter-in contract [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Discount Rate	6.00%				6.00%
Bareboat charter-in contract [Member] | Nave Electron [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Discount Rate	4.00%				4.00%
Bareboat charter-in contract [Member] | NNA Merger [Member] | Baghdad [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built					2020
Vessel type					VLCC
Vessel capacity in DWT					313,433
Lessee, Operating Lease, Description					12-year
Charter hire daily rate					$ 21,000
Bareboat charter-in contract [Member] | NNA Merger [Member] | Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Vessel year built					2021
Vessel type					VLCC
Vessel capacity in DWT					313,486
Lessee, Operating Lease, Description					12-year
Charter hire daily rate					$ 21,000
Bareboat Charter Out Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 5,247,000				$ 10,432,000
Bareboat Charter Out Contract [Member] | Baghdad and Erbil [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessee, Operating Lease, Description					10-years